Financial Risk Management - Summary of Contractual Maturities of Non-derivative Financial Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Trade and other payables	$ 5,760,061
Lease liabilities	5,939,000
Borrowings	44,059,689
Total non derivatives	55,758,750
Trade and other payables Carrying amount	5,760,061	$ 6,954,464
Lease liabilities Carrying amount	4,825,560	5,178,938
Borrowings	64,562,190	$ 36,162,902
Total non derivatives Carrying amount	75,147,811
Not Later Than Six Months
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Trade and other payables	5,760,061
Lease liabilities	286,800
Borrowings	1,252,522
Total non derivatives	7,299,383
Later than six months and not later than one year [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities	286,800
Borrowings	1,257,764
Total non derivatives	1,544,564
Later than one year and not later than two years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities	537,600
Borrowings	2,572,146
Total non derivatives	3,109,746
Later than two years and not later than five years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities	1,720,800
Borrowings	6,856,494
Total non derivatives	8,577,294
Later than five years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities	3,107,000
Borrowings	32,120,763
Total non derivatives	$ 35,227,763